Risks and Concentration	12 Months Ended
Dec. 31, 2017
Risks and Concentration [Abstract]
Risks and Concentration
3. Risks and Concentration

(a) Credit and Concentration Risks

The Group’s credit risk arises from cash and cash equivalents, restricted cash, short-term investments, prepayments and other current assets, accounts receivables, yield enhancement products and other long-term investments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents, short-term investments and other long-term investments which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and the Affiliated Entities are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

The Group has no significant concentrations of credit risk with respect to its customers, as customers usually prepay for travel services. Accounts receivable are typically unsecured and are primarily derived from revenue earned from corporate customers, travel agents, insurance companies and travel boards or bureaus. The risk with respect to accounts receivable is mitigated by credit evaluations performed on the corporate customers, travel agents and insurance companies and ongoing monitoring processes on outstanding balances. No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2015, 2016 and 2017.

The Group has purchased financial products which include yield enhancement products issued by domestic Financial Assets Exchanges and Trust companies. The Group has set up a risk evaluation system on the issuers of credit quality, ultimate borrowers of asset management schemes, and conducts collectability assessment of the financial assets on timely basis. As of December 31, 2017, the Group believes the financial assets are financially sound based on publicly available information and management’s assessment does not foresee substantial credit risk with respect to these financial products.

(b) Foreign Currency Risk

The Group’s operating transactions and its assets and liabilities are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of RMB is subject to changes influenced by central government policies, and international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.